Components and Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 985	[1]	$ 989		$ 934
Other	(3)	[2]	(4)	[2]
Additions					55	[3]
Ending Balance	982	[1]	985	[1]	989
United States
Goodwill [Line Items]
Beginning Balance	502		504		476
Other	(2)	[2]	(2)	[2]
Additions					28	[3]
Ending Balance	500		502		504
Europe, Africa, and Middle East (EuAfME)
Goodwill [Line Items]
Beginning Balance	157		157		148
Other	(1)	[2]	0	[2]
Additions					9	[3]
Ending Balance	156		157		157
Canada and Latin America (CLAR)
Goodwill [Line Items]
Beginning Balance	163		164		155
Other	0	[2]	(1)	[2]
Additions					9	[3]
Ending Balance	163		163		164
Asia Pacific (APAC)
Goodwill [Line Items]
Beginning Balance	163		164		155
Other	0	[2]	(1)	[2]
Additions					9	[3]
Ending Balance	$ 163		$ 163		$ 164

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	Primarily reflects adjustments for foreign currency translation.
[3]	Primarily reflects the acquisition of KAH and the formation of Jilin (see Note 4A. Acquisitions, Divestitures and Certain Investments-Acquisition of King Animal Health and Note 4D. Acquisitions, Divestitures and Certain Investments-Certain Investments).